Shareholders' Equity (Details) - Schedule of Fair Value of the Share Options Granted		9 Months Ended	12 Months Ended
		Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Fair Value of the Share Options Granted [Abstract]
Expected term of options (years)			10 years	5 years 4 months 24 days
Expected common stock price volatility	[1]		54.00%	58.00%
Expected dividend rate			0.00%	0.00%
Risk-free interest rate		4.60%		0.97%
Minimum [Member]
Schedule of Fair Value of the Share Options Granted [Abstract]
Risk-free interest rate			3.21%
Maximum [Member]
Schedule of Fair Value of the Share Options Granted [Abstract]
Risk-free interest rate			3.25%

[1]	The expected volatility was based on the historical stock prices of publicly traded comparable companies.